Financial obligations	12 Months Ended
Dec. 31, 2020
Financial obligations
Financial obligations

16.         Financial obligations

(a)This caption is made up as follow:

	2020	2019
	US$(000)	US$(000)

Compañía de Minas Buenaventura S.A.A. (b)
Banco de Crédito del Perú	66,667	61,667
BBVA Banco Continental	61,667	61,667
CorpBanca New York Branch	61,666	61,666
ICBC Perú Bank	40,000	25,000
Banco Internacional del Perú	30,000	30,000
Banco de Sabadell, Miami Branch	15,000	15,000
Banco Latinoamericano de Comercio Exterior S.A.	—	20,000
	275,000	275,000
Debt issuance costs	(2,715)	(2,504)
	272,285	272,496
Sociedad Minera El Brocal S.A.A.
Banco de Crédito del Perú – Financial obligation (c)	140,309	161,894
Debt issuance costs	(600)	(709)
	139,709	161,185
Empresa de Generación Huanza S.A.
Banco de Crédito del Perú – Finance lease (d)	113,096	130,504
Debt issuance costs	(1,276)	—

	111,820	130,504
Lease liabilities (g)	7,839	7,503
Total financial obligations	531,653	571,688

Classification by maturity:
Current portion	25,086	265,692
Non-current portion (e)	506,567	305,996

Total financial obligations	531,653	571,688

(b)On June 27, 2016, Buenaventura entered into a long-term finance contract with seven Peruvian and foreign banks, with the following terms and conditions:

-	Principal: US$275,000,000.
-	Annual interest rate: Three-month LIBOR plus 3%.
-	Term: 5 years since June 30, 2016, with final maturity in June 30, 2021.
-	Grace Period: Two years.
-	Amortization: six semiannual installments of US$39,285,714 starting July 2018 and a final payment of US$39,285,716 in June 2021.
-	Guarantee: None. The subsidiaries Compañía Minera Condesa S.A., Inversiones Colquijirca S.A. and Consorcio Energético de Huancavelica S.A. are the guarantors.

In 2018, Buenaventura signed a first amendment to the Syndicated Term Loan. On April 2, 2020, Buenaventura entered into a second amendment and restructured its financial obligation by modifying some of the clauses as follows:

-	Annual interest rate: LIBOR of three months plus 1.9% (LIBOR of three months plus 2.15% as of December 31, 2019)
-	Term: 5 years from April 2020, due in April 2025 (4 years from April 2018, due in April 2022 as of December 31, 2019)
-

Amortization of credit: five semi-annual installments of US$41.2 million each since as of October 2022, and one final payment of US$68,750,000 in April 2025 (on which date all amounts outstanding shall be payable) (five semi-annual installments of US$55 million each since as of April 2020 as of December 31, 2019).

As part of the commitments, the Group must meet certain consolidated financial ratios as defined in the Agreements, being the main as follows:

(i)Debt service coverage ratio: Higher than 4.0x.

(ii)Leverage ratio: Less than 3.0x.

(iii)Consolidated equity value: Higher than US$2,711 million.

For the calculation of (i) and (ii), the financial obligations and Earnings Before - Interest Depreciation and Amortization (EBITDA) of Huanza (see note 29(e)).

Additionally, there are non-financial obligations that restrict, among others, the following: i) granting of liens (security interests), ii) related to the distribution of dividends (until December 31, 2018: up to 20% of the available net income for the previous period; and starting January 1, 2019: up to the total of net income for the previous period), according to the execution of the dividend policy of the Buenaventura and iii) incur additional debt.

On December 29, 2020, Buenaventura signed a “Forebearance Agreement” with seven banks in Peru and abroad, through which the financial leverage ratio as well as the obligations of not incurring in additional debt and restriction of the granting of liens are temporarily modified until February 26, 2021 with an additional period of 45 days.

On April 28, 2021, Buenaventura entered into an amendment and waiver to the Syndicated Term Loan which superseded the Forbearance Agreement, pursuant to which the lenders under the Syndicated Term Loan agreed to amend certain terms of the Syndicated Term Loan. Through this amendment and waiver the covenants that were temporarily modified by the Forebearance Agreement were permanently amended and any compliance issues related to such covenants permanently waived.

(c)On October 29, 2019, El Brocal entered into a new financial obligation of US$161,893,850 with Banco de Crédito del Perú in order to cancel the two previous obligations: i) Finance leaseback; and ii) Mid-term financial obligation. The new financial obligation has the following terms and conditions:

-Principal (Part A): US$113,325,695.

-Principal (Part B): US$48,568,155.

-Annual interest rate (Part A): 3.76 percent.

-Annual interest rate (Part B): Three-month LIBOR plus 2.39 percent.

-Term (Part A): 5 years since October 2019 until October 2024.

-Term (Part B): 7 years since October 2019 until October 2026.

According to the lease contract mentioned above, El Brocal is required to maintain the following financial ratios as defined in the Agreeement:

(i)	Debt service coverage ratio: Higher than 1.3.
(ii)	Leverage Ratio: Less than 1.0 times.
(iii)	Indebtedness ratio: Less than 2.25 times.

In April and July 2020, El Brocal arranged with the Banco de Crédito del Perú to defer the payment of the second and third installment, scheduled for April 30, and July 30, 2020 for an amount of US$5,396,000 each installment (only capital) through 2 new promissory notes to a 180 days. The initial due dates of these promissory notes were October 27, 2020 and January 26, 2021. On October 27, 2020, El Brocal rescheduled the first promissory notes for 180 additional days with a new due date on April 24, 2021.

The sum of both amounts for a total of US$10,793,000, are presented under “Bank loans” caption. This deferring of the second and third installment does not represent changes in terms and conditions of the original loan.

The compliance with the financial ratios is monitored by El Brocal’ s management, which it managed and obtained from Banco de Crédito del Perú a waiver for any possible breach of the financial ratios that occurred for the last quarter of 2020.

(d)On December 2, 2009, Huanza entered into a finance lease contract with Banco de Crédito del Perú. On October 29, 2020, as part of the Group its strategy of preserving cash, Huanza negotiated a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-Principal: final installment of US$44,191,000 (original amount of US$119,000,000).

-Annual interest rate: LIBOR 30 days plus 2.10 percent (three -month LIBOR plus 2.75 percent as of December 31, 2019).

-Term: 18 months since November 2, 2020, with final maturity in May 2022 (6 years since August 2014, with final maturity in November 2020 as of December 31, 2019).

-Guarantee: Leased equipment.

-Amortization: a final installment of US$44,191,000.

On June 30, 2014, Banco de Credito del Perú extended the finance lease contract above mentioned, through the addition of a new tranche. On October 29, 2020, as part of the Group its strategy of preserving cash, Huanza negotiated a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-Principal: final installment of US$68,905,000 (original amount of US$103,373,000)

-Annual interest rate: LIBOR 30 days plus 2.10 percent (three -month LIBOR plus 2.75 percent as of December 31, 2019).

-Term: 18 months since November 2, 2020, with final maturity in May 2022 ( 6 years since August 2014, with final maturity in November 2020 as of December 31, 2019).

-Guarantee: Leased equipment.

-Amortization: a final installment of US$68,905,000.

In addition, Huanza have granted a security interest for 100 percent of shares.

According to the lease contract mentioned above, Huanza is required to maintain the following financial ratios:

-Debt service coverage ratio: Higher than 1.1.

-Minimum equity of US$30,000,000.

Management performed an analysis to determine if the modification of the terms and conditions on October 2020 were substantially different terms and shall be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Group concluded that the terms are not substantially different, due to the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate were less than 10 per cent different compared to the discounted present value of the remaining cash flows of the original financial liability.

On December 2, 2009, Huanza signed a “Guarantee Trust Agreement” (hereinafter “the contract”), related to the financial lease agreement described above. In said contract, Huanza and Buenaventura are the trustors, the Bank is the trustee and La Fiduciaria S.A. is the fiduciary. The objective of the contract is the constitution of a trust equity with irrevocable character, which serves entirely as a guarantee of the total payment of the guaranteed obligations, which are based on the agreements, renewals, extensions or modifications established in the financial lease documents.

Under this contract, Huanza promised to grant the following:

-

Trust of flows with respect to all the income of the hydroelectric power station of Huanza, including the income from sales of power and energy, through which Huanza is obliged to receive all the cash flows of commercial income through a collection account, as well as carry out certain mandatory actions that guarantee the channeling of flows mentioned above.

-

Trust of assets of the station, the lands, the assets of Huanza necessary for the operation of the station that are not under the Financial Lease Agreement and the actions of Huanza, as well as the right of collection on future flows that would correspond receive Huanza before the eventual public auction of the rights and assets of the concession because of the expiration of the concession.

-	The conditional transfer, by which Huanza assigns to the Bank the rights and obligations derived from the agreements and contracts signed by Huanza for the construction of the Plant.
-	Letters of Guarantee, by means of which, Buenaventura is constituted as Huanza’ s solidarity guarantor, guaranteeing in favor of the Bank the fulfillment of the obligations breached by Huanza.

As of December 31, 2020 and 2019, Huanza complied with these assumed commitments, including that related to the channeling of all the cash flows received for commercial income through a collection account.

(e)The long-term portion of the financial obligations held by the Group matures as follows:

	2020	2019
	US$(000)	US$(000)

Between 1 and 2 years (Year 2022)	176,665	133,091
Between 2 and 5 years (Years 2023 to 2025)	327,036	127,463
More than 5 years (Years 2026 hereinafter)	6,071	48,566
	509,772	309,120
Debt issuance costs	(3,205)	(3,124)

	506,567	305,996

(f)Below is presented the movement of the debt excluding interest:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	571,688	587,062	633,083
New financial obligations	—	161,894	—
New lease obligations	5,213	19,885	—
Disposals of lease obligations	(977)	(5,079)	—
Payments of financial obligations	(38,994)	(186,152)	(45,222)
Payments of obligations for leases	(4,080)	(7,596)	—
Amortization of debt issuance costs in results, note 27(a)	976	2,109	1,024
Accretion expense for leases related to rights in use, nota 27(a)	180	293	—
Effect of amortized cost, note 27(a)	(361)	—	—
Increase of debt issuance costs	(1,992)	(728)	(2,207)
Other minor	—	—	384
Final balance	531,653	571,688	587,062

(g)Lease liabilities related to the right in use are as follows:

	2020	2019
	US$(000)	US$(000)

Buildings	3,971	5,296
Transportation units	3,186	1,429
Machinery and equipment	682	778

	7,839	7,503
Classification by maturity:
Current portion	3,609	3,692
Non-current portion	4,230	3,811
	7,839	7,503

Lease payments are presented in the consolidated statements of cash flows in the Short-term lease payments caption as part of the financing activities. Interest’s expense related to the lease liabilities for the years 2020, 2019 and 2018 is presented in the “Financial costs” caption, note 27.

Buildings –

Lease liabilities related to buildings mainly correspond to a lease contract entered by Buenaventura on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013 and fixed payments. The Group has the option to lease the assets for two additional term of 5 years each.

	2020	2019
	US$(000)	US$(000)

Within one year	1,470	1,470
After one year but not more than five years	2,227	3,697
	3,697	5,167

Transportation units -

The Group has lease contracts for mining vehicles used in its operations. Leases of mining vehicles generally have lease terms between one and three years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets. No contracts require the Group to maintain certain financial ratios nor includes variable lease payments.

The Group also has certain leases of assets with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the short-term lease and lease of low-value assets recognition exemptions for these leases.